                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


1.   NAME AND ADDRESS OF ISSUER:

          LOOMIS SAYLES FUNDS
          ONE FINANCIAL CENTER
          BOSTON, MA 02111

2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES):

          INSTITUTIONAL CLASS SHARES OF:
          ------------------------------
          LOOMIS SAYLES CORE VALUE FUND
          LOOMIS SAYLES GROWTH FUND
          LOOMIS SAYLES INTERNATIONAL EQUITY FUND
          LOOMIS SAYLES MID-CAP GROWTH FUND
          LOOMIS SAYLES MID-CAP VALUE FUND
          LOOMIS SAYLES SMALL CAP GROWTH FUND
          LOOMIS SAYLES SMALL CAP VALUE FUND
          LOOMIS SAYLES STRATEGIC VALUE FUND
          LOOMIS SAYLES WORLDWIDE FUND
          LOOMIS SAYLES BOND FUND
          LOOMIS SAYLES GLOBAL BOND FUND
          LOOMIS SAYLES HIGH YIELD FUND
          LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND
          LOOMIS SAYLES INVESTMENT GRADE BOND FUND
          LOOMIS SAYLES MUNICIPAL BOND FUND
          LOOMIS SAYLES SHORT-TERM BOND FUND
          LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

          RETAIL CLASS SHARES OF:
          -----------------------
          LOOMIS SAYLES CORE VALUE FUND
          LOOMIS SAYLES GROWTH FUND
          LOOMIS SAYLES INTERNATIONAL EQUITY FUND
          LOOMIS SAYLES MID-CAP GROWTH FUND
          LOOMIS SAYLES MID-CAP VALUE FUND
          LOOMIS SAYLES SMALL CAP GROWTH FUND
          LOOMIS SAYLES SMALL CAP VALUE FUND
          LOOMIS SAYLES STRATEGIC VALUE FUND
          LOOMIS SAYLES WORLDWIDE FUND
          LOOMIS SAYLES BOND FUND
          LOOMIS SAYLES GLOBAL BOND FUND
          LOOMIS SAYLES HIGH YIELD FUND
          LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND
          LOOMIS SAYLES INVESTMENT GRADE BOND FUND
          LOOMIS SAYLES SHORT-TERM BOND FUND

          ADMIN CLASS SHARES OF:
          ----------------------
          LOOMIS SAYLES SMALL CAP VALUE FUND
          LOOMIS SAYLES BOND FUND

3.   INVESTMENT COMPANY ACT FILE NUMBER: 811-6241
     SECURITIES ACT FILE NUMBER: 33-39133

4(A).     LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED: SEPTEMBER 30,
          1998

4(B). CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR):

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(C).     CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
          FORM.


5.        CALCULATION OF REGISTRATION FEE:

          (I)    AGGREGATE SALE PRICE OF SECURITIES SOLD DURING
                 THE FISCAL YEAR PURSUANT TO SECTION 24(F):           $1,025,848,949

          (II)   AGGREGATE PRICE OF SECURITIES REDEEMED OR
                 REPURCHASED DURING THE FISCAL YEAR:                  $  548,096,009

          (III)  AGGREGATE PRICE OF SECURITIES REDEEMED OR
                 REPURCHASED DURING ANY PRIOR FISCAL YEAR
                 ENDING NO EARLIER THAN OCTOBER 11, 1995
                 THAT WERE NOT PREVIOUSLY USED TO REDUCE
                 REGISTRATION FEES PAYABLE TO THE COMMISSION:         $            0

          (IV)   TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEMS
                 5(II) AND 5(III)]:                                   $  548,096,009

          (V)    NET SALES -- IF ITEM 5(I) IS GREATER THAN ITEM 5
                 (IV) [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:           $  477,752,940

          (VI)   REDEMPTION CREDITS AVAILABLE FOR USE
                 IN FUTURE YEARS -- IF ITEM 5(I) IS LESS THAN
                 ITEM 5(IV) [SUBTRACT ITEM 5(IV) FROM
                 ITEM 5(I)]:                                          $            0

          (VII)  MULTIPLIER FOR DETERMINING REGISTRATION FEE:         X      .000278

          (VIII) REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY
                 ITEM 5(VII)] (ENTER "0" IF NO FEE IS DUE):           $   132,815.32

6.   PREPAID SHARES

     IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE OCTOBER 11, 1997, THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE:_____. IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE:_____.

7. INTEREST DUE -- IF THIS FORM ISSUER'S FISCAL YEAR (SEE IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE INSTRUCTION D):

8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE 5(VIII) PLUS LINE 7]: $132,815.32

9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY: DECEMBER 17, 1998

     METHOD OF DELIVERY:  X   WIRE TRANSFER
                        -----
                        _____ MAIL OR OTHER MEANS


                                  SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSON ON BEHALF OF THE ISSUER AND IN THE CAPACITY AND ON THE DATE INDICATED.

BY (SIGNATURE AND TITLE)*
                                 /S/ DANIEL J. FUSS
                              -----------------------------------
                              DANIEL J. FUSS, PRESIDENT
DATE: DECEMBER 18, 1998
* PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.